Retirement Plans (Change In Projected Benefit Obligation) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Retirement Plans [Abstract]
Projected benefit obligation, beginning of fiscal year	$ 106.6	$ 92.7
Service cost	1.2	1.4	$ 1.1
Interest cost	3.4	4.2	3.6
Plan participants contributions	0.3	0.3
Actuarial (gain) loss	14.7	(0.6)
Benefits payments	(2.2)	(2.5)
Assumption changes	0.6	3.9
Curtailment/settlement	(0.3)	(0.4)
Currency translation adjustment	(10.0)	7.6
Projected benefit obligation, end of fiscal year	114.3	106.6	$ 92.7
Accumulated benefit obligation, end of fiscal year	$ 109.2	$ 101.7